Document and Entity Information	May 22, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	WESCO INTERNATIONAL INC
Entity Address, Address Line Three	Suite 700
Amendment Flag	false
Entity Central Index Key	0000929008
Document Type	8-K
Document Period End Date	May 22, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-14989
Entity Tax Identification Number	25-1723342
Entity Address, Address Line One	225 West Station Square Drive Suite 700
Entity Address, Address Line Two	Drive
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	(412)
Local Phone Number	454-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	WCC
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of Series A Fixed-Rate Reset Cumulative Perpetual Preferred Stock
Trading Symbol	WCC PR A
Security Exchange Name	NYSE